Derivatives -Summary Of Carrying Amounts Of Hedged Item And Amount Of Hedge Adjustments Due To Hedge Accounting (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
For fair value hedging | Foreign currency borrowing
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets			₩ 0
Carrying amounts of the hedging item, liabilities			35,694
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets			0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities			₩ 0
Line item in the statement of financial position in which the hedged item is included			Foreign currency borrowings
Changing in fair value used for calculating hedge ineffectiveness			₩ (17)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]		(17)
For fair value hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		₩ 0	0
Carrying amounts of the hedging item, liabilities		3,076,983	2,366,724
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ (199,804)	₩ 53,160
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ 257,911	₩ 100,343
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	0	0
For cash flow hedging | Interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		229,892	49,977
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (3,742)	₩ (1,760)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	2,531	281
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		342,019	556,607
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ (23,296)	₩ (53,832)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	8,648	5,859
For cash flow hedging | Foreign currencies translation risk | Debentures
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0	0
Carrying amounts of the hedging item, liabilities		752,901	212,715
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0	0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0	₩ 0
Line item in the statement of financial position in which the hedged item is included		Debentures	Debentures
Changing in fair value used for calculating hedge ineffectiveness		₩ 11,256	₩ (7,609)
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	(24,600)	₩ (305)
Hedges of net investment in foreign operations [member] | Exchange risk [Member] | Foreign currency bond [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts of the hedging item, assets		0
Carrying amounts of the hedging item, liabilities		1,095,442
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, assets		0
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item, liabilities		₩ 0
Line item in the statement of financial position in which the hedged item is included		Foreign operations net asset
Changing in fair value used for calculating hedge ineffectiveness		₩ 28,553
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	[1]	₩ (38,797)

[1]	After tax amount